CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash at banks and on hand	$ 369	$ 448
Short-term deposits with original maturity of less than three months	493	1,454
Cash and cash equivalents	862	1,902
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 140	$ 165